27. EMPLOYEE BENEFITS (Details 10) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Effect on present value of obligations	R$ (51,213)	R$ (36,627)
Plan covering 35% of the average salary | Discount rate
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations	R$ 409
Effect on present value of obligations	R$ (13,281)
Plan covering 35% of the average salary | Salary growth
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Plan covering 35% of the average salary | Mortality table
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations	R$ 1,439
Effect on present value of obligations	R$ 14,685
Plan covering 35% of the average salary | Benefit adjustment
Disclosure of defined benefit plans [line items]
Sensitivity level	1.00%
Effect on current service cost and on interest on actuarial obligations	R$ (1,052)
Effect on present value of obligations	R$ (10,680)
Plan covering 35% of the average salary | Discount rate
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations	R$ (458)
Effect on present value of obligations	R$ 15,342
Plan covering 35% of the average salary | Salary growth
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Plan covering 35% of the average salary | Mortality table
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations	R$ (1,350)
Effect on present value of obligations	R$ (13,778)
Plan covering 35% of the average salary | Benefit adjustment
Disclosure of defined benefit plans [line items]
Sensitivity level	(1.00%)
Effect on current service cost and on interest on actuarial obligations	R$ 1,054
Effect on present value of obligations	R$ 10,706
Average salary supplementation plan | Discount rate
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations	R$ 1,650
Effect on present value of obligations	R$ (70,755)
Average salary supplementation plan | Salary growth
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Average salary supplementation plan | Mortality table
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations	R$ 7,578
Effect on present value of obligations	R$ 79,305
Average salary supplementation plan | Benefit adjustment
Disclosure of defined benefit plans [line items]
Sensitivity level	1.00%
Effect on current service cost and on interest on actuarial obligations	R$ (4,877)
Effect on present value of obligations	R$ (50,807)
Average salary supplementation plan | Discount rate
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations	R$ (1,897)
Effect on present value of obligations	R$ 76,222
Average salary supplementation plan | Salary growth
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Average salary supplementation plan | Mortality table
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations	R$ (7,079)
Effect on present value of obligations	R$ (74,101)
Average salary supplementation plan | Benefit adjustment
Disclosure of defined benefit plans [line items]
Sensitivity level	(1.00%)
Effect on current service cost and on interest on actuarial obligations	R$ 4,845
Effect on present value of obligations	R$ 50,468
Mixed supplementary benefit plan (Milenio Plan) | Discount rate
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations	R$ (502)
Effect on present value of obligations	R$ (50,666)
Mixed supplementary benefit plan (Milenio Plan) | Salary growth
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations	R$ 252
Effect on present value of obligations	R$ 2,028
Mixed supplementary benefit plan (Milenio Plan) | Mortality table
Disclosure of defined benefit plans [line items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations	R$ 5,720
Effect on present value of obligations	R$ 57,166
Mixed supplementary benefit plan (Milenio Plan) | Benefit adjustment
Disclosure of defined benefit plans [line items]
Sensitivity level	1.00%
Effect on current service cost and on interest on actuarial obligations	R$ (1,120)
Effect on present value of obligations	R$ (12,179)
Mixed supplementary benefit plan (Milenio Plan) | Discount rate
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations	R$ 316
Effect on present value of obligations	R$ 54,396
Mixed supplementary benefit plan (Milenio Plan) | Salary growth
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations	R$ (223)
Effect on present value of obligations	R$ (1,792)
Mixed supplementary benefit plan (Milenio Plan) | Mortality table
Disclosure of defined benefit plans [line items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations	R$ (5,232)
Effect on present value of obligations	R$ (52,366)
Mixed supplementary benefit plan (Milenio Plan) | Benefit adjustment
Disclosure of defined benefit plans [line items]
Sensitivity level	(1.00%)
Effect on current service cost and on interest on actuarial obligations	R$ 1,128
Effect on present value of obligations	R$ 12,165